COMMITMENTS AND CONTINGENCIES - Additional Information - Guarantees (Detail) ₱ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)
PAGCOR [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees			₱ 100,000	$ 1,724
City of Dreams [Member]
Commitments And Contingencies [Line Items]
Amount of a deed of guarantee entered with a third party to guarantee certain payment obligations				5,000
Studio City [Member] | Trade Credit Facility [Member]
Commitments And Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 25,762	$ 200,000
Credit facility utilized				$ 644
Credit facility, maturity date			Aug. 31, 2023	Aug. 31, 2023
Studio City [Member] | Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments And Contingencies [Line Items]
Credit facility, maturity date			Aug. 31, 2025	Aug. 31, 2025